Annual Total Returns (Vanguard Russell 3000 Index Fund - Institutional Shares Institutional) (Vanguard Russell 3000 Index Fund, Vanguard Russell 3000 Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Annual Total Return
2012	16.32%
2011	1.00%